EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE
Schedule of earnings per share

	December 31,
	2015	2014
Basic:
Net income	$86	$2,102
Distributed earnings allocated to participating securities	(11)	(20)
Undistributed income allocated to participating securities	8	(9)

Net earnings allocated to common stockholders	83	2,073

Weighted average common shares outstanding including participating securities	2,093,113	2,204,803
Less: Participating securities	(47,051)	(34,729)

Weighted-average common shares outstanding for basic	2,046,062	2,170,074

Basic earnings per common share	$0.04	$0.96

Diluted:
Net earnings allocated to common stockholders	$83	$2,073

Weighted- average common shares outstanding for basic	2,046,062	2,170,074
Add dilutive effects of assumed exercise of:
Stock options	12,451	—
Stock awards	—	—

Weighted-average common shares outstanding for diluted	2,058,513	2,170,074

Diluted earnings per common share	$0.04	$0.96